Basis of presentation and significant accounting policies (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Long-lived assets
Impairment expense related to long-lived assets	$ 0	$ 0	$ 0
Revenue recognition
Minimum period for recognition of software development revenue	6 months
Advertising
Advertising expenses	$ 2,281	$ 1,390	$ 836